Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.97%
Pennsylvania–86.86%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$1,750	$1,755,435

Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	15,151,824

Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	5,315,073

Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,080	1,020,322

Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	5,617,482

Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2022, Ref. RB	5.25%	09/01/2034	535	541,048

Series 2022, Ref. RB	5.25%	09/01/2035	540	542,257

Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	140	147,548

Series 2017, RB	5.00%	10/15/2037	615	615,156

Series 2017, RB	5.00%	10/15/2047	1,500	1,420,623

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	15,811,854

Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	3.80%	02/01/2037	625	613,602

Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,006,759

Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,515,429

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $6,213,959)(d)	5.60%	07/01/2023	6,362	5,725,894

Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,130	1,132,080

Allegheny (County of), PA Sanitary Authority;
Series 2015, RB(e)	5.00%	12/01/2045	2,120	2,209,529

Series 2022, RB	5.75%	06/01/2052	3,250	3,691,482

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	1,961,145

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(f)	5.00%	05/01/2042	615	558,422

Series 2018, RB(f)	5.38%	05/01/2042	4,000	3,746,236

Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,321,819

Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,325,829

Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,113,564

Series 2017 A, Ref. RB	5.00%	05/15/2042	500	472,691

Series 2017 A, Ref. RB	5.00%	05/15/2047	600	560,674

Series 2017 C, RB	5.00%	05/15/2047	475	449,979

Series 2017, RB	5.00%	05/15/2042	600	581,838

Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	5,645,345

Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	713,284

Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,157,505

Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	270,326

Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB(g)(h)	5.00%	11/15/2025	500	533,723

Cheltenham (Township of), PA;
Series 2018, GO Bonds(g)(h)	4.00%	07/01/2023	170	171,376

Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,660,140

Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,066,930

Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	155	131,012

Series 2019, Ref. RB	4.00%	12/01/2039	305	236,186

Series 2019, Ref. RB	5.00%	12/01/2051	8,000	6,733,991

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$765,371

Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	621,055

Chester (County of), PA Industrial Development Authority (Longwood Gardens); Series 2019, RB	5.00%	12/01/2044	1,440	1,558,476

Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,221,762

Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	9,840	9,136,922

Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	978,823

Series 2013, RB	5.00%	08/01/2045	750	694,360

Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	3,000	3,001,880

Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,363,878

Series 2014 A, RB	5.00%	07/01/2045	1,000	1,009,795

Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,259,630

Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,506,849

Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,589,409

Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	176,488

Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,258,806

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	310,614

Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	576,526

Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	640	397,586

Commonwealth Financing Authority;
Series 2018, RB(e)(j)	5.00%	06/01/2034	2,500	2,700,363

Series 2018, RB(e)(j)	5.00%	06/01/2035	500	536,677

Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	515	538,898

Series 2015, Ref. RB	5.00%	01/01/2038	630	635,170

Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,527,632

Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,062,688

Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	1,864,651

Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,050	1,023,285

Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,771,576

Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	528,348

Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,055,047

Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	410	406,263

Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,211,888

Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(g)	5.38%	11/15/2023	10	10,254

Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,446,357

Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,323,904

Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	222,875

Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(f)	5.13%	06/01/2046	2,080	1,918,611

Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2040	2,510	2,543,903

Delaware River Port Authority (Port District);
Series 2012, Ref. RB(g)	5.00%	01/01/2023	535	536,061

Series 2012, Ref. RB(g)	5.00%	01/01/2023	540	541,070

Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,204,498

Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	181,319

DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	663,013

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(g)(h)	5.00%	07/01/2023	$1,750	$1,770,831

Series 2013, RB(g)(h)	5.00%	07/01/2023	1,000	1,011,904

Series 2014, RB(g)(h)	5.00%	07/01/2024	250	258,592

Series 2015, RB(g)(h)	5.00%	07/01/2025	1,060	1,120,274

Series 2015, RB(g)(h)	5.00%	07/01/2025	820	866,627

East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	657,189

Series 2016, Ref. RB	5.00%	12/01/2039	370	380,749

Erie (City & County of), PA Water Authority;
Series 2014, Ref. RB(g)(h)	5.00%	12/01/2024	5,000	5,234,222

Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,350,244

Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	183,205

Series 2021, RB	4.00%	05/01/2041	730	629,889

Series 2021, RB	5.00%	05/01/2047	330	321,439

Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,845,056

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	399,255

Series 2018, Ref. RB	5.00%	12/01/2053	700	562,267

Series 2019, RB	5.00%	12/01/2039	755	649,252

Series 2019, RB	5.00%	12/01/2054	3,000	2,387,028

Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	16,906,072

Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,600,710

Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,340,127

Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	1,939,745

Series 2019, RB	5.00%	12/01/2049	2,755	2,875,173

Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,063,426

Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	586,377

Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	213,421

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,578,993

Lancaster School District; Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	931,806

Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	395,221

Series 2021, Ref. RB	4.00%	03/01/2051	485	381,290

Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,015,082

Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,252,174

Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,158	4,823,239

Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,937,600

Series 2014 C, RB(l)	0.00%	02/01/2044	3,238	16,371

Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	3,750	3,213,108

Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social);
Series 2022 A, RB	5.00%	01/01/2042	930	914,248

Series 2022 A, RB	4.50%	01/01/2045	800	705,866

Mckeesport Area School District; Series 2021 A, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2035	5,505	5,644,414

Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	392,544

Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	751,970

Series 2017, Ref. RB	5.00%	12/01/2047	1,000	961,381

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	$4,000	$3,534,196

Series 2022 B, Ref. RB	4.00%	05/01/2052	3,755	3,270,794

Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,015,577

Series 2020 C, RB	4.00%	11/15/2043	350	293,224

Series 2020 C, RB	5.00%	11/15/2045	675	651,749

Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,251,982

Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	2,909,029

Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,019,162

Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	6,373,212

Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,292,910

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	340,380

Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,796,144

Northampton (County of), PA General Purpose Authority (St. Luke’s University Health); Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,176,274

Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(d)(m)(n)	5.00%	12/31/2023	14,827	2,668,790

Series 2013, RB(m)(n)	5.00%	12/31/2023	6,004	1,080,820

Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	459,758

Series 2019, Ref. RB	5.00%	11/01/2044	950	845,561

Series 2019, Ref. RB	5.00%	11/01/2049	1,050	910,593

Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	994,764

Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,258,051

Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	5,000	5,256,738

First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,084,847

First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	1,781,188

Series 2018 A, Ref. COP	4.00%	07/01/2046	540	517,275

Series 2022, GO Bonds	5.00%	10/01/2042	2,000	2,233,647

Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	621,938

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013 C, RB (INS - AGM)(a)(i)	0.00%	01/01/2044	775	258,337

Series 2013, RB	6.00%	07/01/2053	920	942,468

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	1,250	949,035

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	630,969

Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	775	785,846

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	460	462,069

Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,780,321

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	605,189

Series 2021, Ref. RB	4.00%	07/01/2046	2,000	1,654,600

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,343,895

Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	2,451,835

Series 2022 A, Ref. RB	4.00%	02/15/2052	1,500	1,332,874

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB(g)	6.25%	09/01/2033	$320	$328,396

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	982,868

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,083,134

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,312,187

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,118,305

Series 2019, RB	4.00%	08/15/2044	10,000	9,800,423

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,010,785

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,004,572

Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(g)(h)	5.00%	12/01/2026	145	157,305

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	956,554

Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	3,971,916

Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,981,727

Series 2016, Ref. RB(g)(h)	5.00%	12/01/2026	5	5,444

Series 2016, Ref. RB	5.00%	06/01/2036	4,795	4,982,367

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,229,066

Series 2009 E, RB	6.38%	12/01/2038	11,435	13,003,054

Series 2009 E, RB (INS - AGM)(a)	6.38%	12/01/2038	2,500	2,867,573

Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,073,245

Series 2015 B, RB	5.00%	12/01/2030	500	532,134

Series 2015 B, RB	5.00%	12/01/2031	1,000	1,062,948

Series 2017 A, RB	5.50%	12/01/2042	5,000	5,225,815

Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,132,277

Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,685,418

Series 2018 A-2, RB	5.00%	12/01/2043	535	560,867

Series 2018 A-2, RB	5.00%	12/01/2048	6,000	6,218,026

Series 2019 A, RB	5.00%	12/01/2044	1,000	1,061,768

Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	3,648,065

Series 2019 A, RB	5.00%	12/01/2049	9,660	10,058,724

Series 2021 A, RB	4.00%	12/01/2050	11,500	10,185,371

Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,223,179

Pennsylvania Higher Education Assistance Agency;
Series 2021 A, RB(b)	5.00%	06/01/2030	400	423,923

Series 2021 A, RB(b)	2.63%	06/01/2042	2,000	1,659,475

Pennsylvania State University (The);
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,519,296

Series 2017 A, RB	5.00%	09/01/2047	2,500	2,632,569

Series 2019 A, RB	5.00%	09/01/2044	1,330	1,432,337

Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,736,925

Series 2017 A, RB	5.00%	10/01/2052	1,895	1,963,443

Series 2017 A, RB(e)(j)	5.25%	10/01/2052	2,070	2,167,191

Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	3,771,941

Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	740,392

Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	19,909,301

Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,054,180

Series 2018 A, RB	5.00%	10/01/2053	7,000	7,299,237

Series 2019 B, GO Bonds	5.00%	02/01/2037	145	154,600

Series 2019 B, RB	5.00%	11/01/2049	4,635	4,849,571

Series 2019 B, RB	5.00%	11/01/2054	11,030	11,530,447

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Series 2020 A, RB (INS - AGM)(a)	5.00%	08/01/2050	$5,000	$5,294,902

Series 2020 A, RB	5.00%	11/01/2050	1,250	1,315,431

Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	3,725	3,300,626

Series 2021 A, GO Bonds	5.00%	05/01/2034	1,420	1,576,158

Series 2021 A, GO Bonds	4.00%	05/01/2042	2,500	2,469,111

Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2039	1,000	952,959

Philadelphia (City of), PA Authority for Industrial Development (Architecture & Design Charter High School); Series 2013, RB(g)(h)	6.13%	03/15/2023	3,085	3,116,241

Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2014 A, RB(e)(g)	5.00%	07/01/2024	1,500	1,552,732

Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	878,640

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	914,646

Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	330,496

Series 2019, RB	5.00%	06/15/2050	350	312,155

Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,730	1,729,882

Series 2010 A, IDR	5.63%	06/15/2042	4,000	3,810,994

Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	578,713

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,522,937

Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,414	2,463,130

Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,513,531

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	1,703,029

Series 2022, RB	5.25%	11/01/2052	2,000	2,058,243

Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,031,511

Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,135,815

Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	540,626

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,735,281

Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	540	488,174

Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,600	1,425,873

Series 2017, RB	5.00%	12/01/2058	10,000	10,026,720

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	856,678

Series 2017, Ref. RB	5.00%	07/01/2049	500	413,001

Philadelphia (City of), PA Authority for Industrial Development (New Foundations Charter School); Series 2012, RB(g)(h)	6.63%	12/15/2022	750	751,100

Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,033,046

Philadelphia (City of), PA Housing Authority;
Series 2017, RB	5.00%	05/01/2039	1,300	1,363,207

Series 2017, RB	5.00%	05/01/2042	2,415	2,506,874

Series 2017, RB	5.00%	05/01/2047	3,335	3,434,815

Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,058

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	$535	$559,234

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	10,649,919

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	10,631,717

Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,051,969

Series 2019 A, GO Bonds	4.00%	09/01/2037	7,050	7,005,960

Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,058,568

Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	1,828,015

Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	503,136

Series 2021, GO Bonds	4.00%	09/01/2041	600	600,492

Series 2022, GO Bonds	5.00%	09/01/2042	1,250	1,336,856

Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,480	2,482,334

Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	507,040

Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,273,196

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	954,792

Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	4,350	4,064,461

Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,073,266

Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,566,748

Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,563,901

Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	884,349

Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	806,264

Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,040,259

Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	750	778,177

Southeastern Pennsylvania Transportation Authority; Series 2022, RB	5.25%	06/01/2052	4,000	4,360,336

Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(b)	5.00%	01/01/2027	1,185	1,187,252

Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,382,129

Swarthmore (Borough of), PA Authority (Swarthmore College); Series 2021 B, Ref. RB	4.00%	09/15/2041	3,000	3,016,977

Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,411,789

Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	497,816

West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,910,804

Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,271,410

Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,066,385

Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,801,176

Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,277,002

				670,906,820

Puerto Rico–12.80%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	5	5,002

Series 2002, RB	5.50%	05/15/2039	17,000	16,957,551

Series 2005 A, RB(i)	0.00%	05/15/2050	53,320	9,240,516

Series 2008 A, RB(i)	0.00%	05/15/2057	415,530	27,552,623

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	$434	$398,834

Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	2,000	1,097,842

Series 2021 A-1, GO Bonds	5.25%	07/01/2023	725	728,013

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,446	1,466,525

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,467,274

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,444,634

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,406,072

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,131,035

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	995,028

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	836,937

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,094,280

Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,093,606

Series 2022, RB	0.00%	11/01/2051	198	88,822

Series 2022, RB	0.00%	11/01/2051	73	70,299

Subseries 2022, RN	0.00%	11/01/2043	6,771	3,089,318

Subseries 2022, RN	0.00%	11/01/2051	189	67,133

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	740	754,916

Series 2022 A, Ref. RB(f)	5.00%	07/01/2033	2,000	2,008,646

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (Acquired 05/07/2013-05/09/2013; Cost $6,000,000) (INS - NATL)(a)(d)	5.00%	07/01/2025	6,000	6,024,102

Series 2007 TT, RB (Acquired 02/04/2014; Cost $877,250)(d)(l)	5.00%	07/01/2032	1,450	1,073,000

Series 2010 XX, RB (Acquired 10/04/2013-06/17/2014; Cost $1,475,346)(d)(l)	5.25%	07/01/2040	2,445	1,815,413

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(l)	5.00%	07/01/2038	10	2,025

Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032	965	960,193

Series 2003 AA-2, Ref. RB(l)	5.30%	07/02/2035	1,000	700,000

Series 2003 H, Ref. RB(l)	5.00%	07/01/2028	325	65,813

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2010 AAA, RB (Acquired 04/23/2010; Cost $1,460,823)(d)(l)	5.25%	07/01/2024	1,435	1,065,488

Puerto Rico Public Finance Corp.; Series 2011 B, RB (Acquired 12/08/2011; Cost $5,725,000)(d)(l)	5.50%	08/01/2031	5,725	214,693

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	985,922

Series 2018 A-1, RB(i)	0.00%	07/01/2051	6,242	1,174,508

Series 2018 A-1, RB	5.00%	07/01/2058	5,537	5,253,565

Series 2019 A-2, RB	4.54%	07/01/2053	91	79,396

Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,111,554

Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	990,004

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,107,864

Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,248,910

				98,867,356

Virgin Islands–1.03%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031	340	340,354

Series 2006, RB(i)	0.00%	05/15/2035	4,150	1,641,213

Series 2006, RB(i)	0.00%	05/15/2035	2,195	934,076

Series 2006, RB(i)	0.00%	05/15/2035	7,000	2,755,954

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2014 C, Ref. RB(f)	5.00%	10/01/2039	2,500	2,269,456

				7,941,053

Northern Mariana Islands–0.16%
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028	765	731,572

Series 1998 A, RB(b)	6.60%	03/15/2028	580	557,125

				1,288,697

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.12%
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029	$285	$288,938

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	645	646,575

				935,513

TOTAL INVESTMENTS IN SECURITIES(o) –100.97% (Cost $837,023,533)				779,939,439

FLOATING RATE NOTE OBLIGATIONS–(1.23)%
Notes with interest and fee rates ranging from 2.45% to 2.46% at 11/30/2022 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)				(9,510,000)

OTHER ASSETS LESS LIABILITIES–0.26%				1,986,542

NET ASSETS–100.00%				$772,415,981

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $18,587,380, which represented 2.41% of the Fund’s Net Assets.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $11,938,580, which represented 1.55% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $4,952,803, which represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municiple Corp.	6.37%

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $14,563,527 are held by TOB Trusts and serve as collateral for the $9,510,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$776,189,829	$3,749,610	$779,939,439

Invesco Pennsylvania Municipal Fund